Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Tax Assets and Liabilities
24.	Deferred Tax Assets and Liabilities

(a)	Unrecognized deferred tax liabilities

As of December 31, 2017 and 2018, in relation to the temporary differences on investments in subsidiaries amounting to ~~W~~103,946 million and ~~W~~85,368 million, the Controlling Company did not recognize deferred tax liabilities since the Controlling Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.

(b)	Unused tax credit carryforwards for which no deferred tax asset is recognized

Realization of deferred tax assets related to tax credit carryforwards which are primarily related to Korea is dependent on whether sufficient taxable income will be generated prior to their expiration. As of December 31, 2018, the Controlling Company recognized deferred tax assets of ~~W~~308,393 million, in relation to tax credit carryforwards, to the extent that management believes the realization is probable. The amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2022
Tax credit carryforwards	~~W~~29,770	—	58,391	91,862

(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December, 31, 2017		December, 31, 2018	December, 31, 2017	December, 31, 2018	December, 31, 2017	December, 31, 2018
Other accounts receivable, net	~~W~~	—	—	(1,441)	(1,013)	(1,441)	(1,013)
Inventories, net		34,550	60,606	—	—	34,550	60,606
Defined benefit liabilities, net		2,375	—	—	—	2,375	—
Unrealized gain or loss and others		29,061	13,404	—	—	29,061	13,404
Accrued expenses		183,903	126,072	—	—	183,903	126,072
Property, plant and equipment		409,928	445,721	—	(1,495)	409,928	444,226
Intangible assets		3,457	3,468	(24,646)	(14,588)	(21,189)	(11,120)
Provisions		27,018	32,468	—	—	27,018	32,468
Gain or loss on foreign currency translation, net		13	13	—	—	13	13
Others		27,562	20,850	—	(7,665)	27,562	13,185
Tax loss carryforwards		—	134,845	—	—	—	134,845
Tax credit carryforwards		268,926	308,393	—	—	268,926	308,393

Deferred tax assets (liabilities)	~~W~~	986,793	1,145,840	(26,087)	(24,761)	960,706	1,121,079

(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
	January 1, 2017		Profit or loss	Other compre- hensive income (loss)	December 31, 2017	Profit or loss	Other compre- hensive income	December 31, 2018
Other accounts receivable, net	~~W~~	(1,190)	(251)	—	(1,441)	428	—	(1,013)
Inventories, net		35,771	(1,221)	—	34,550	26,056	—	60,606
Defined benefit liabilities, net		10,817	(17,701)	9,259	2,375	(1,206)	(1,169)	—
Subsidiaries and associates		34,777	(5,716)	—	29,061	(15,657)	—	13,404
Accrued expenses		122,998	60,905	—	183,903	(57,831)	—	126,072
Property, plant and equipment		338,860	71,068	—	409,928	34,298	—	444,226
Intangible assets		(31,027)	9,838	—	(21,189)	10,069	—	(11,120)
Provisions		15,051	11,967	—	27,018	5,450	—	32,468
Gain or loss on foreign currency translation, net		11	2	—	13	—	—	13
Others		21,435	6,127	—	27,562	(14,377)	—	13,185
Tax loss carryforwards		—	—	—	—	134,845	—	134,845
Tax credit carryforwards		287,400	(18,474)	—	268,926	39,467	—	308,393

Deferred tax assets (liabilities)	~~W~~	834,903	116,544	9,259	960,706	161,542	(1,169)	1,121,079

Statutory tax rate applicable to the Controlling Company is 24.2% for the year ended December 31, 2017. During the year ended December 31, 2017, certain amendments to corporate income tax rules in Korea were enacted and effective on January 1, 2018 that resulted in application of 27.5% for taxable income in excess of ~~W~~300,000 million. Deferred taxes as of December 31, 2017 and December 31, 2018 have been measured using the applicable tax rates from the amendment.